Capital Stock and Share Based Compensation Plans - Restricted stock and restricted stock unit activity (Details) - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Unvested shares at beginning of period, number of shares	1,175,442	1,187,923	1,425,177
Shares and units awarded in period, number of shares	758,557	816,771	653,522
Shares and units vested in period, number of shares	(536,064)	(771,904)	(581,920)
Shares and units forfeited in period, number of shares	(39,497)	(57,348)	(308,856)
Unvested shares at end of period, number of shares	1,358,438	1,175,442	1,187,923
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Unvested shares at beginning of period, weighted-average value (USD per share)	$ 18.68	$ 15.86	$ 19.99	$ 17.05
Shares and units awarded in period, weighted-average value (USD per share)	22.12	13.28	22.51
Shares and units vested in period, weighted-average value (USD per share)	21.67	14.16	20.78
Shares and units forfeited in period, weighted-average value (USD per share)	17.89	16.68	17.20
Unvested shares at end of period, weighted-average value (USD per share)	$ 18.68	$ 15.86	$ 19.99
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Exercise Price Range [Roll Forward]
Unvested shares and units, range of exercise prices, beginning of period, lower range (USD per share)	11	14	12
Unvested shares and units, range of exercise prices, beginning of period, upper range (USD per share)	24	24	24
Shares and units awarded in period, range of exercise prices, lower range (USD per share)	13	11	17
Shares and units awarded in period, range of exercise prices, upper range (USD per share)	23	17	24
Shares and units vested in period, range of exercise prices, lower range (USD per share)	12	11	14
Shares and units vested in period, range of exercise prices, upper range (USD per share)	23	18	24
Shares and units forfeited in period, range of exercise prices, lower range (USD per share)	13	13	14
Shares and units forfeited in period, range of exercise prices, upper range (USD per share)	24	23	24
Unvested shares and units, range of exercise prices, end of period, lower range (USD per share)	11	11	14
Unvested shares and units, range of exercise prices, end of period, upper range (USD per share)	24	24	24